Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Summary of Financial Assets Measured at Fair Value on Recurring Basis

Fair value measurement as of March 31, 2025:

Financial assets

		Quoted prices in	Significant other	Significant
		active markets for	observable	unobservable
		identical assets	inputs	inputs
Type of Instrument	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents:
Money market funds and checking accounts	$34,217	$34,217	$—	$—
Total financial assets	$34,217	$34,217	$—	$—

Fair value measurement as of December 31, 2024:

Financial assets

		Quoted prices in	Significant other	Significant
		active markets for	observable	unobservable
		identical assets	inputs	inputs
Type of Instrument	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents:
Money market funds and checking accounts	$37,903	$37,903	$—	$—
Total financial assets	$37,903	$37,903	$—	$—

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2024 and 2023, and by level within the fair value hierarchy:

Fair value measurement as of December 31, 2024:

Financial assets

		Quoted prices in	Significant other	Significant
		active markets for	observable	unobservable
		identical assets	inputs	inputs
Type of Instrument	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents:
Money market funds and checking account	$37,903	$37,903	$—	$—
Total financial assets	$37,903	$37,903	$—	$—

Fair value measurement as of December 31, 2023:

Financial assets

		Quoted prices in	Significant other	Significant
		active markets for	observable	unobservable
		identical assets	inputs	inputs
Type of Instrument	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents:
Money market funds and checking account	$51,775	$51,775	$—	$—
Available-for-sale marketable securities:
U.S. Treasury securities	37,246	—	37,246	—
U.S. government agency obligations	7,238	—	7,238	—
Corporate bonds	4,499	—	4,499	—
Restricted cash:
Commercial money market account	1,908	1,908	—	—
Total financial assets	$102,666	$53,683	$48,983	$—